Related Party Transactions (Narrative) (Details)	3 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2024 CAD ($)	Jan. 25, 2025 USD ($)	Jul. 25, 2024 USD ($)	Jul. 01, 2024 CAD ($)	Jul. 01, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)
Koko Financial Services Inc [Member] | Events after reporting period [Member]
Disclosure of transactions between related parties [line items]
Borrowings								$ 250,000
B C Limited [Member] | Events after reporting period [Member]
Disclosure of transactions between related parties [line items]
Borrowings							$ 675,000	675,000
Lender [Member] | Events after reporting period [Member]
Disclosure of transactions between related parties [line items]
Borrowings					$ 6,000,000	$ 7,400,000		$ 7,400,000
Officers, directors, and companies controlled by officers and directors, and shareholders [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 178,923								$ 105,676
Two companies beneficially owned by Chairman and CEO of company [Member]
Disclosure of transactions between related parties [line items]
Total loans received from companies owned by CEO and Chairman		$ 3,670,000		$ 3,670,000
Company beneficially owned by Chairman [Member]
Disclosure of transactions between related parties [line items]
Interest rate per annum	12.00%
Director, CEO and Chairman [Member]
Disclosure of transactions between related parties [line items]
Personal guarantee amount to support operating line of credit	$ 2,510,000
Joint guarantee amount to support operating line of credit	5,020,000
Operating line of credit	8,000,000
FWP Holdings LLC [Member]
Disclosure of transactions between related parties [line items]
Loan plus accrued interest	80,241		$ 82,515
Loans outstanding										$ 3,670,000
Other non cash gain	$ 306,288